As filed with the Securities and Exchange Commission on January 28, 2016

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin 53202
(Name and address of agent for service)

Registrant's telephone number, including area code: (414) 765-6609

Date of fiscal year end:  February 29, 2016

Date of reporting period:  November 30, 2015

Item 1. Schedules of Investments.

Vivaldi Orinda Hedged Equity Fund
Schedule of Investments
November 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS - 55.4%
Consumer Discretionary - 16.0%
Advance Auto Parts, Inc.	595	$96,824
Barnes & Noble Education, Inc. ^	14,102	203,774
Barnes & Noble, Inc.	14,536	186,061
Bed Bath & Beyond, Inc. ^	5,729	312,345
Dick's Sporting Goods, Inc.	11,260	439,478
Grand Canyon Education, Inc. ^	8,004	317,119
Imvescor Restaurant Group †	679,440	1,129,475
International Speedway Corp.	11,011	391,882
Loral Space & Communications, Inc. ^	5,155	228,057
Panera Bread Co. ^	1,746	317,423
Potbelly Corp. ^	34,101	425,239
Reitmans Canada Ltd. - Class A †	66,850	217,752
Shake Shack, Inc. ^	677	31,108
Speedway Motorsports, Inc.	9,684	188,741
V. F. Corp.	2,688	173,914
		4,659,192
Consumer Staples - 5.2%
Darling Ingredients, Inc. ^*	36,068	394,944
Input Capital Corp. ^	455,000	630,312
Treehouse Foods, Inc. ^	1,602	138,509
Whole Foods Market, Inc.	11,838	345,078
		1,508,843
Energy - 0.8%
Sanchez Energy Corp. ^	26,545	132,725
Synergy Resources Corp. ^	7,990	91,006
		223,731
Financials - 11.7%
Currency Exchange International Corp. ^†	3,885	61,588
Investors Title Co. *	7,175	624,584
Leucadia National Corp.	21,507	380,244
LSL Property Services PLC †	30,000	141,761
MetLife, Inc.	6,257	319,670
Ocwen Financial Corp. ^	25,450	181,458
Tetragon Financial †	120,998	1,231,760
WhiteHorse Finance, Inc.	37,266	475,141
		3,416,206
Health Care - 6.4%
AmerisourceBergen Corp.	1,877	185,147
Antares Pharma, Inc. ^	40,888	53,563
Cempra, Inc. ^	3,739	119,312
Community Health Systems, Inc. ^	18,134	524,798
ICON PLC ^†	1,182	87,858
Isis Pharmaceuticals, Inc. ^	3,853	235,187
Mylan NV ^†	9,015	462,470
Novavax, Inc. ^	12,536	107,308
PAREXEL International Corp. ^	1,234	83,727
		1,859,370
Industrials - 4.3%
Beacon Roofing Supply, Inc. ^	6,547	280,015
Chart Industries, Inc. ^	8,287	176,762
Continental Building Products, Inc. ^	18,822	343,313
Generac Holdings, Inc. ^	8,052	258,469
Quanta Services, Inc. ^	8,829	194,680
		1,253,239

	Information Technology - 7.8%
	Blackhawk Network Holdings, Inc. ^	8,957	424,114
	FARO Technologies, Inc. ^	2,821	84,884
	FLIR Systems, Inc.	4,438	135,625
	HomeAway, Inc. ^	6,727	237,867
	Monster Worldwide, Inc. ^	48,900	314,916
	PayPal Holdings, Inc. ^	5,361	189,029
	USA Technologies, Inc. ^	134,726	437,859
	Vishay Precision Group, Inc. ^	36,119	434,512
			2,258,806
	Materials - 2.5%
	KapStone Paper & Packaging Corp.	14,766	358,371
	Louisiana Pacific Corp. ^	6,623	121,863
	PolyOne Corp.	5,635	202,747
	Senomyx, Inc. ^	6,432	29,780
			712,761
	Telecommunication Services - 0.7%
	Cogent Communications Holdings, Inc.	6,367	213,677
	TOTAL COMMON STOCKS (Cost $15,641,968)		16,105,825

		Principal
		Amount
	CONVERTIBLE BONDS - 3.2%
	Financials - 3.2%
	CorEnergy Infrastructure Trust, Inc. - Senior Convertible Note, 7.00%, 06/15/2020	1,015,000	947,756
	TOTAL CONVERTIBLE BONDS (Cost $976,465)		947,756

		Shares
	EXCHANGE-TRADED FUNDS - 1.0%
	ProShares Short S&P 500 ^	14,576	300,120
	TOTAL EXCHANGE-TRADED FUNDS (Cost $307,064)		300,120

	CLOSED-END MUTUAL FUNDS - 3.9%
	American Capital Ltd. ^	20,720	324,268
	Fifth Street Finance Corp.	20,173	130,519
	KCAP Financial, Inc.	41,460	191,545
	Medley Capital Corp.	47,800	359,456
	Saratoga Investment Corp. *	8,412	131,480
	TOTAL CLOSED-END MUTUAL FUNDS (Cost $1,155,894)		1,137,268

		Contracts
	PURCHASED OPTIONS - 0.1%
	Put Options - 0.1%
	SPDR S&P 500 ETF
	Expiration: December 2015, Exercise Price: $202.00	200	23,800
	TOTAL PURCHASED OPTIONS (Cost $61,738)		23,800
	TOTAL INVESTMENTS (Cost $18,143,129) - 63.6%		18,514,769
	Other Assets in Excess of Liabilities - 36.4%		10,574,868
	TOTAL NET ASSETS - 100.0%		$29,089,637

	Percentages are stated as a percent of net assets.

^	Non-income producing.
†	U.S. traded security of a foreign issuer or corporation.
*	All or a portion of the security has been segregated for open short positions.

	The Global Industry Classification Standard (GICS®) was developed by and/or is the
	exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").
	GICS is a service mark of MSCI and S&P and has been licensed for use by US Bancorp
	Fund Services, LLC.

	Vivaldi Orinda Hedged Equity Fund
	Schedule of Securities Sold Short
	November 30, 2015 (Unaudited)

		Shares	Value
	COMMON STOCKS - 13.0%
	Consumer Discretionary - 4.0%
	Cavco Industries, Inc.	1,252	$116,060
	Chuy's Holdings, Inc.	3,296	109,592
	Core Mark Holding Co., Inc.	1,559	132,967
	David's Tea, Inc. †	5,843	68,714
	Domino's Pizza, Inc.	1,250	134,337
	Habit Restaurants, Inc.	6,140	147,913
	Norwegian Cruise Line Holdings Ltd. †	1,700	97,648
	Royal Caribbean Cruises Ltd. †	1,715	158,826
	Tractor Supply Co.	1,200	107,220
	Under Armour, Inc.	1,100	94,842
			1,168,119
	Consumer Staples - 0.8%
	Amplify Snack Brands	8,865	111,256
	USANA Health Sciences, Inc.	1,017	136,217
			247,473
	Financials - 0.9%
	BofI Holding, Inc.	7,380	147,821
	LendingTree, Inc.	1,162	118,385
			266,206
	Health Care - 2.0%
	Athenahealth, Inc.	825	138,394
	Prestige Brands Holdings, Inc.	3,358	170,888
	Teladoc, Inc.	12,275	260,844
			570,126
	Industrials - 2.6%
	AAON, Inc.	10097	249,497
	AGCO Corp.	1,689	84,889
	Badger Daylighting Ltd. †	2,589	47,711
	Healthcare Services Group, Inc.	6,615	244,358
	Kornit Digital Ltd. †	10,175	120,574
			747,029
	Information Technology - 2.5%
	Badger Meter, Inc.	2,569	156,272
	Fleetmatics Group PLC †	2,034	121,430
	NVIDIA Corp.	4,627	146,768
	Pure Storage, Inc.	7,524	97,135
	Salesforce.com, Inc.	2,750	219,148
			740,753
	Utilities - 0.2%
	WGL Holdings, Inc.	853	52,596
	TOTAL COMMON STOCKS (Proceeds $3,760,995)		3,792,302

	EXCHANGE-TRADED FUNDS - 1.2%
	iShares Russell 2000 Index Fund	2,800	333,452
	TOTAL EXCHANGE-TRADED FUNDS (Proceeds $329,732)		333,452

	WARRANTS - 0.0%
	Magnum Hunter Corp. (a)	2,159	0
	TOTAL WARRANTS (Proceeds $0)		0
	TOTAL SECURITIES SOLD SHORT (Proceeds $4,090,727) - 14.2%		$4,125,754

	Percentages are stated as a percent of net assets.

†	U.S. traded security of a foreign issuer or corporation.
(a)	Security valued at fair value using methods determined in good faith by or at the direction
	of the Board of Trustees of Advisors Series Trust

	The Global Industry Classification Standard (GICS®) was developed by and/or is the
	exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").
	GICS is a service mark of MSCI and S&P and has been licensed for use by US Bancorp
	Fund Services, LLC.

Vivaldi Orinda Hedged Equity Fund
Schedule of Options Written
November 30, 2015 (Unaudited)

	Contracts	Value
CALL OPTIONS
Isis Pharmaceuticals, Inc.
Expiration: January 2016, Exercise Price: $65.00	18	$5,994
Ocwen Financial Corp.
Expiration: January 2016, Exercise Price: $10.00	125	625
Total Call Options		6,619

PUT OPTIONS
Isis Pharmaceuticals, Inc.
Expiration: January 2016, Exercise Price: $55.00	18	4,446
Total Put Options		4,446
TOTAL OPTIONS WRITTEN (Premiums received $20,666)		$11,065

Vivaldi Orinda Macro Opportunities Fund
Schedule of Investments
November 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS - 63.0%
Consumer Discretionary - 9.3%
CBS Corp. *	2,413	$121,808
Foot Locker, Inc. *	947	61,555
Gray Television, Inc. ^	5,844	97,887
Imvescor Restaurant Group †	423,000	703,178
Loral Space & Communications, Inc. ^	3,135	138,693
Media General, Inc. ^*	5,217	81,020
Nexstar Broadcasting Group, Inc. - Class A *	2,119	124,152
Reitmans Canada Ltd. - Class A †	49,050	159,772
Scripps Networks Interactive, Inc. - Class A	1,938	110,078
Sinclair Broadcast Group, Inc. - Class A *	3,379	118,603
TEGNA, Inc.	4,517	127,605
The E.W. Scripps Co. *	5,439	119,332
The Goodyear Tire & Rubber Co.	2,322	80,991
Time Warner Cable, Inc.	3,757	694,181
Tribune Media Co.	2,914	113,675
		2,852,530
Consumer Staples - 3.1%
Cal-Maine Foods, Inc. *	1,188	64,758
CVS Caremark Corp. *	1,274	119,871
Darling Ingredients, Inc. ^*	26,353	288,565
Input Capital Corp. ^	332,000	459,920
		933,114
Energy - 2.2%
Cameron International Corp. ^	4,905	334,963
Nordic American Tankers Ltd. †*	5,392	79,802
Tesoro Corp.	1,031	118,740
Valero Energy Corp. *	1,791	128,701
		662,206
Financials - 12.2%
Comerica, Inc.	1,328	61,553
Currency Exchange International Corp. ^†	2,315	36,700
Everest Re Group Ltd. †*	538	99,229
Huntington Bancshares, Inc.	5,302	61,980
Investors Title Co.	4,335	377,362
Leucadia National Corp.	13,064	230,971
LSL Property Services PLC †	20,000	94,507
M&T Bank Corp.	486	60,910
Ocwen Financial Corp. ^	15,000	106,950
PartnerRe Ltd. †	10,429	1,450,987
PNC Financial Services Group, Inc.	643	61,413
Principal Financial Group, Inc.	1,608	82,748
SunTrust Banks, Inc.	1,406	61,049
Tetragon Financial †*	65,545	667,248
WhiteHorse Finance, Inc.	21,657	276,127
		3,729,734
Health Care - 10.2%
Amgen, Inc. *	642	103,426
Cardinal Health, Inc. *	1,342	116,553
Centene Corp. ^	1,845	106,549
Gilead Sciences, Inc. *	1,081	114,543
Health Net, Inc. ^*	26,566	1,680,565
Humana, Inc.	1,400	236,124
Johnson & Johnson *	1,183	119,767
Medtronic PLC †*	1,478	111,352
Molina Healthcare, Inc. ^*	2,139	128,896
ZS Pharma, Inc. ^	4,300	386,828
		3,104,603

Industrials - 5.4%
Boeing Co.	678	98,615
Continental Building Products, Inc. ^	13,807	251,840
Huntington Ingalls Industries, Inc.	758	99,237
Matson, Inc. *	1,316	68,050
Precision Castparts Corp.	4,181	968,069
Raytheon Co.	794	98,480
Southwest Airlines Co.	1,731	79,418
		1,663,709
Information Technology - 16.2%
Activision Blizzard, Inc. *	1,792	67,487
Altera Corp. *	11,394	601,603
Apple, Inc.	1,368	161,835
Broadcom Corp.	14,821	809,671
Check Point Software Technologies Ltd. ^†*	1,490	130,062
Cisco Systems, Inc. *	2,521	68,697
EZchip Semiconductor Ltd. ^†	20,112	499,984
F5 Networks, Inc. ^*	1,016	104,648
Gigamon, Inc. ^	2,719	73,658
Juniper Networks, Inc.	3,032	91,354
Monster Worldwide, Inc. ^	35,900	231,196
NetApp, Inc.	2,593	79,501
NVIDIA Corp. *	5,874	186,323
PMC-Sierra, Inc. ^	68,391	809,066
Qualys, Inc. ^	2,049	78,805
Twitter, Inc. ^	4,687	119,050
Universal Display Corp. ^	772	40,576
USA Technologies, Inc. ^	129,183	419,845
VASCO Data Security International, Inc. ^	4,035	75,374
Vishay Precision Group, Inc. ^*	26,472	318,458
		4,967,193
Materials - 4.4%
Agnico-Eagle Mines Ltd. †*	3,811	100,801
Cytec Industries, Inc.	10,786	807,548
Detour Gold Corporation ^†	5,800	60,436
Hecla Mining Co.	11,513	22,220
Kinross Gold Corp. ^†	13,664	26,235
Newmont Mining Corp. *	5,659	104,182
NovaGold Resources Inc. ^†	10,648	39,824
Stillwater Mining Co. ^	2,242	20,985
Wausau Paper Corp.	15,160	155,238
		1,337,469
TOTAL COMMON STOCKS (Cost $18,819,781)		19,250,558

REITS - 4.0%
BioMed Realty Trust, Inc.	13,706	321,680
Strategic Hotels & Resorts, Inc. ^	62,855	890,027
TOTAL REITS (Cost $1,204,841)		1,211,707

	Principal
	Amount
CONVERTIBLE BONDS - 1.8%
Financials - 1.8%
CorEnergy Infrastructure Trust, Inc. - Senior Convertible Note, 7.00%, 06/15/2020	585,000	546,244
TOTAL CONVERTIBLE BONDS (Cost $562,795)		546,244

		Shares
	EXCHANGE-TRADED FUNDS - 2.5%
	Market Vectors Gold Miners	4,921	67,713
	ProShares Short Russell 2000 ^*	3,300	195,360
	ProShares Short S&P 500 ^*	9,295	191,384
	SPDR S&P Bank ETF	5,391	196,124
	United States Natural Gas Fund LP ^	13,847	120,746
	TOTAL EXCHANGE-TRADED FUNDS (Cost $837,885)		771,327

	CLOSED-END MUTUAL FUNDS - 2.5%
	American Capital Ltd. ^	15,180	237,567
	Fifth Street Finance Corp.	12,500	80,875
	KCAP Financial, Inc.	27,114	125,267
	Medley Capital Corp.	33,470	251,694
	Saratoga Investment Corp.	5,200	81,276
	CLOSED-END TOTAL MUTUAL FUNDS (Cost $769,696)		776,679

		Contracts
	PURCHASED OPTIONS - 2.2%
	Call Options - 0.2%
	NVIDIA Corp.
	Expiration: January 2016, Exercise Price: $20.00	31	34,333
	SPDR S&P Bank ETF
	Expiration: December 2015, Exercise Price: $35.00	135	23,287
	Total Call Options		57,620

	Put Options - 2.0%
	Deutsche X-Trackers Harvest CSI 300 China A-Shares ETF
	Expiration: January 2016, Exercise Price: $41.00	41	25,215
	Euro FX Currency Option †
	Expiration: March 2016, Exercise Price: $1.10	9	55,800
	iShares China Large Cap ETF
	Expiration: February 2016, Exercise Price: $39.00	154	47,047
	iShares iBoxx $ High Yield Corporate Bond
	Expiration: January 2016, Exercise Price: $89.00	185	125,800
	iShares iBoxx $ Investment Grade Corporate Bond ETF
	Expiration: December 2015, Exercise Price: $119.00	78	27,690
	Expiration: March 2016, Exercise Price: $115.00	137	29,113
	iShares MSCI Australia
	Expiration: January 2016, Exercise Price: $20.00	138	20,355
	SPDR Barclays Capital High Yield Bond ETF
	Expiration: December 2015, Exercise Price: $37.00	174	32,190
	SPDR Barclays High Yield Bond ETF
	Expiration: January 2016, Exercise Price: $38.00	352	108,240
	Expiration: January 2016, Exercise Price: $40.00	161	82,110
	SPDR S&P Biotech ETF
	Expiration: January 2016, Exercise Price: $85.00	26	34,580
	SPDR S&P 500 ETF
	Expiration: December 2015, Exercise Price: $202.00	100	11,900
	Total Put Options		600,040
	TOTAL PURCHASED OPTIONS (Cost $623,492)		657,660
	TOTAL INVESTMENTS (Cost $22,818,490) - 76.0%		23,214,175
	Other Assets in Excess of Liabilities - 24.0%		7,359,161
	TOTAL NET ASSETS - 100.0%		$30,573,336

	Percentages are stated as a percent of net assets.

^	Non-income producing.
†	U.S. traded security of a foreign issuer or corporation.
*	All or a portion of the security has been segregated for open short positions.

	The Global Industry Classification Standard (GICS®) was developed by and/or is the
	exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").
	GICS is a service mark of MSCI and S&P and has been licensed for use by US Bancorp
	Fund Services, LLC.

Vivaldi Orinda Macro Opportunities Fund
Schedule of Securities Sold Short
November 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS - 22.9%
Consumer Discretionary - 4.9%
Cavco Industries, Inc.	765	$70,916
Charter Communications, Inc. - Class A	2,045	383,151
Chuy's Holdings, Inc.	1,897	63,075
Core Mark Holding Co., Inc.	974	83,072
David's Tea, Inc. †	3,608	42,430
Domino's Pizza, Inc.	750	80,603
Habit Restaurants, Inc.	4,480	107,923
Melco Crown Entertainment Ltd. - ADR †	4,498	73,093
Netflix, Inc.	998	123,083
Norwegian Cruise Line Holdings Ltd. †	1,000	57,440
Royal Caribbean Cruises Ltd. †	989	91,591
Tractor Supply Co.	750	67,013
Under Armour, Inc.	700	60,354
Vipshop Holdings Ltd. - ADR †	3,639	60,153
Wynn Resorts Ltd.	1,891	118,698
		1,482,595
Consumer Staples - 0.6%
Amplify Snack Brands	6,434	80,747
USANA Health Sciences, Inc.	654	87,597
		168,344
Energy - 4.9%
Cheniere Energy, Inc.	2,245	106,750
China Petroleum & Chemical Corp. - ADR †	1,956	121,037
CNOOC Ltd. - ADR †	669	74,158
Concho Resources, Inc.	304	33,270
Continental Resources, Inc.	2,236	81,167
Enbridge, Inc. †	2,284	80,968
Energy Transfer Equity LP	5,668	107,352
Genesis Energy LP	2,959	116,437
Kinder Morgan, Inc.	3,567	84,074
MarkWest Energy Partners LP	1,434	68,832
PetroChina Co. Ltd. - ADR †	1,661	118,280
Pioneer Natural Resources Co.	583	84,389
Plains All American Pipeline LP	3,252	80,584
Schlumberger Ltd. †	3,513	271,028
SemGroup Corp.	2,341	81,303
		1,509,629
Financials - 1.5%
BofI Holding, Inc.	5,420	108,562
LendingTree, Inc.	709	72,233
OneMain Holdings, Inc.	1,659	80,395
WestPac Banking Corp. - ADR †	8,951	208,111
		469,301
Health Care - 5.3%
Acadia Pharmaceuticals, Inc.	654	24,819
Aetna, Inc.	1,172	120,423
Alnylam Pharmaceuticals, Inc.	274	28,513
Athenahealth, Inc.	475	79,681
Bluebird Bio, Inc.	224	19,880
Centene Corp.	15,443	891,833
Chimerix, Inc.	543	21,937
Intercept Pharmaceuticals, Inc.	135	23,829
Prestige Brands Holdings, Inc.	2,164	110,126
Seattle Genetics, Inc.	570	23,929
Teladoc, Inc.	7,725	164,156
Tesaro, Inc.	469	23,938
Valeant Pharmaceuticals International, Inc. †	916	82,403
		1,615,467

	Industrials - 1.4%
	AAON, Inc.	6,350	156,909
	AGCO Corp.	948	47,646
	Badger Daylighting Ltd. †	1,874	34,535
	Healthcare Services Group, Inc.	3,750	138,525
	Kornit Digital Ltd. †	5,325	63,101
			440,716
	Information Technology - 4.3%
	21Vianet Group, Inc. - ADR †	2,715	56,553
	Alibaba Group Holding Ltd. - ADR †	1,281	107,706
	Avago Technologies Ltd.	3,234	421,875
	Badger Meter, Inc.	1,573	95,686
	Fleetmatics Group PLC †	1,243	74,207
	Microsemi Corp.	5,272	189,845
	Pure Storage, Inc.	4,598	59,360
	Salesforce.com, Inc.	1,750	139,458
	Yahoo, Inc.	4,859	164,283
			1,308,973
	TOTAL COMMON STOCKS (Proceeds $7,259,960)		6,995,025

	EXCHANGE-TRADED FUNDS - 10.4%
	Guggenheim China Small Cap ETF	5,620	143,085
	iShares FTSE China 25 Index	10,526	394,199
	iShares iBoxx $ High Yield Corporate Bond Fund	2,897	240,596
	iShares iBoxx $ Investment Grade Corp. Bond Fund	4,698	544,545
	iShares MSCI Australia Index Fund	27,645	527,743
	iShares MSCI China	7,794	364,369
	iShares Nasdaq Biotechnology	709	237,068
	SPDR Barclays Capital High Yield Bond ETF	6,811	240,837
	SPDR S&P Biotech ETF	2,499	180,653
	Utilities Select Sector SPDR	7,439	318,538
	TOTAL EXCHANGE-TRADED FUNDS (Proceeds $3,375,034)		3,191,633
	TOTAL SECURITIES SOLD SHORT (Proceeds $10,634,994) - 33.3%		$10,186,658

	Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
†	U.S. traded security of a foreign issuer or corporation.

	The Global Industry Classification Standard (GICS®) was developed by and/or is the
	exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").
	GICS is a service mark of MSCI and S&P and has been licensed for use by US Bancorp
	Fund Services, LLC.

Vivaldi Orinda Macro Opportunities Fund
Schedule of Options Written
November 30, 2015 (Unaudited)

	Contracts	Value
CALL OPTIONS
Ocwen Financial Corp.
Expiration: January 2016, Exercise Price: $10.00	75	$375
TOTAL OPTIONS WRITTEN (Premiums received $5,194)		$375

Vivaldi Orinda Macro Opportunities Fund
Schedule of Open Futures Contracts
November 30, 2015 (Unaudited)

Description	Number of Contracts Purchased / (Sold)	Notional Value	Settlement Month	Unrealized Appreciation (Depreciation)
Long Contracts
100 Ounce Gold Futures	6	639,180	February 2016	$(1,816)
Silver Futures	3	211,290	March 2016	(518)
				$(2,334)
Short Contracts
Australian Dollar Currency Futures	(8)	(578,240)	December 2015	$(20,662)
BP Currency Futures	(4)	(376,475)	December 2015	4,695
Euro FX Currency Futures	(6)	(793,200)	December 2015	51,034
Japanese Yen Currency Futures	(7)	(710,894)	December 2015	17,399
New Zealand Dollar Futures	(5)	(329,000)	December 2015	(14,614)
10-Year Australian Bond Futures	(3)	(210,690)	December 2015	427
10-Year U.S. Treasury Note Futures	(10)	(1,264,375)	March 2016	(4,393)
30-Year U.S. Treasury Bond Futures	(4)	(616,000)	March 2016	(7,007)
				$26,879
As of November 30, 2015, initial margin deposits of $154,236 have been pledged in connection with futures contracts.

Orinda Income Opportunities Fund
Schedule of Investments
November 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS - 1.5%
Consumer Discretionary - 1.2%
Starwood Hotels & Resorts Worldwide, Inc. *	36,397	$2,614,760
Financials - 0.3%
Northstar Realty Europe Corp. ^*	45,750	522,923
TOTAL COMMON STOCKS (Cost $3,347,941)		3,137,683

REITS - 39.0%
Financials - 39.0%
Apollo Commercial Real Estate Finance, Inc. *	144,376	2,533,799
Ashford Hospitality Trust, Inc. - Series A Cumulative Preferred	40,000	1,015,200
Ashford Hospitality Trust, Inc.	80,000	562,400
Ashford Hospitality Trust, Inc. - Series D Cumulative Preferred *	355,955	9,016,340
Ashford Hospitality Trust, Inc. - Series E Cumulative Preferred	50,210	1,287,384
Bluerock Residential Growth REIT, Inc. - Class A *	257,133	2,941,602
Bluerock Residential Growth REIT, Inc. - Series A Redeemable Preferred ^	89,000	2,275,730
Campus Crest Communities, Inc. *	460,533	3,085,571
CBL & Associates Properties, Inc. - Series D Cumulative Preferred *	239,153	6,086,444
Colony Capital, Inc. - Series C Cumulative Preferred	128,637	2,887,901
CorEnergy Infrastructure Trust, Inc.	123,500	623,675
CorEnergy Infrastructure Trust, Inc. - Series A Cumulative Preferred	24,877	571,673
DuPont Fabros Technology, Inc. - Series A Cumulative Preferred *	135,800	3,452,036
DuPont Fabros Technology, Inc. - Series B Cumulative Preferred *	159,280	4,096,682
Equity Commonwealth - Series E Cumulative Preferred *	85,238	2,173,569
First Potomac Realty Trust - Series A Cumulative Preferred *	106,572	2,694,140
Global Net Lease, Inc.	11,456	101,500
Independence Realty Trust, Inc. *	349,935	2,736,492
Inland Real Estate Corp. - Series A Cumulative Preferred *	122,768	3,146,544
Inland Real Estate Corp. - Series B Cumulative Preferred	17,000	430,440
iStar Financial, Inc. - Series D Cumulative Preferred *	146,580	3,591,210
iStar Financial, Inc. - Series E Cumulative Preferred *	126,243	2,966,710
iStar Financial, Inc. - Series F Cumulative Preferred *	126,287	2,955,116
iStar Financial, Inc. - Series I Cumulative Preferred	56,308	1,301,278
Jernigan Capital, Inc.	45,809	729,737
Monmouth Real Estate Investment Corp. - Series B Cumulative Preferred ~	51,750	1,364,647
New Senior Investment Group, Inc. *	109,488	1,010,574
New York REIT, Inc. *	264,835	3,048,251
Northstar Realty Finance Corp. - Series B Cumulative Preferred	3,554	80,427
RAIT Financial Trust	137,834	595,443
RAIT Financial Trust - Series A Cumulative Preferred	80,895	1,565,318
RAIT Financial Trust - Series B Cumulative Preferred	29,496	608,797
RAIT Financial Trust - Series C Cumulative Preferred	34,787	747,921
RAIT Financial Trust - Unsecured *	118,402	2,422,505
Select Income REIT *	110,000	2,259,400
VEREIT, Inc.	78,000	649,740
Wheeler Real Estate Investment Trust, Inc.	1,395,894	2,596,363
Whitestone REIT *	258,606	3,139,477
Winthrop Realty Trust *	99,872	1,362,254
TOTAL REITS (Cost $86,487,048)		84,714,290

CONVERTIBLE PREFERRED STOCKS - 2.7%
Financials - 2.7%
EPR Properties - Series E Convertible Preferred *	32,873	1,051,423
FelCor Lodging Trust, Inc. - Series A Convertible Preferred *	192,409	4,812,149
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $5,822,766)		5,863,572

PREFERRED STOCKS - 51.0%
Consumer Discretionary - 1.7%
M/I Homes, Inc. - Series A Non-Cumulative Preferred *	78,417	1,982,382
TravelCenters of America LLC - Senior Unsecured, 8.00%	46,665	1,182,491
TravelCenters of America LLC - Senior Unsecured, 8.25%	21,319	543,208
		3,708,081
Energy - 0.9%
Legacy Reserves LP - Series B Cumulative Preferred	100,334	1,063,540
Tsakos Energy Navigation Ltd. - Series D Perpetual Preferred †	35,550	799,520
		1,863,060
Financials - 47.3%
AG Mortgage Investment Trust, Inc. - Series A Cumulative Preferred	16,504	386,689
AG Mortgage Investment Trust, Inc. - Series B Cumulative Preferred	10,819	251,542
American Capital Agency Corp. Depositary Shares 1/1000 - Series B Cumulative Preferred *	131,283	3,209,869
AmTrust Financial Services, Inc. - Series B Non-Cumulative Preferred	62,487	1,569,049
AmTrust Financial Services, Inc. - Series D Non-Cumulative Preferred	61,355	1,552,281
Annaly Capital Management, Inc. - Series C Cumulative Preferred	32,451	790,506
Annaly Capital Management, Inc. - Series D Cumulative Preferred	45,763	1,108,837
Apollo Commercial Real Estate Finance, Inc. - Series A Cumulative Preferred	67,480	1,774,724
Apollo Residential Mortgage, Inc. - Series A Cumulative Preferred	33,414	756,827
Arbor Realty Trust, Inc. - Senior Unsecured	60,000	1,488,600
Arbor Realty Trust, Inc. - Series A Cumulative Preferred	46,261	1,143,572
Arbor Realty Trust, Inc. - Series B Cumulative Preferred	20,323	483,687
Arbor Realty Trust, Inc. - Series C Cumulative Preferred *~	84,407	2,178,545
Banc of California, Inc. - Series D Non-Cumulative Preferred *	60,400	1,565,568
Campus Crest Communities, Inc. - Series A Cumulative Preferred *	270,532	7,169,098
Capstead Mortgage Corp. - Series E Cumulative Preferred	51,000	1,229,100
Cedar Realty Trust, Inc. - Series B Cumulative Preferred *	29,685	738,266
Chesapeake Lodging Trust - Series A Cumulative Preferred *	128,451	3,353,856
Colony Financial, Inc. - Series A Cumulative Preferred *	104,710	2,759,109
Colony Financial, Inc. - Series B Cumulative Preferred	82,105	2,043,593
Corporate Office Properties Trust - Series L Cumulative Preferred *	51,173	1,326,404
CYS Investments, Inc. - Series B Cumulative Preferred *	91,317	1,976,100
Global Indemnity PLC †	41,953	1,028,688
Hatteras Financial Corp. - Series A Cumulative Preferred *	127,266	3,092,564
Hersha Hospitality Trust - Series B Cumulative Preferred *~	197,859	5,073,105
Hudson Pacific Properties, Inc. - Series B Cumulative Preferred	406	10,310
Invesco Mortgage Capital, Inc. - Series A Cumulative Preferred	68,210	1,579,744
Invesco Mortgage Capital, Inc. - Series B Cumulative Preferred *	153,000	3,642,930
Investors Real Estate Trust - Series B Cumulative Preferred	67,726	1,746,654
iStar Financial, Inc. - Series G Cumulative Preferred	18,897	439,355
Kemper Corp. - Subordinated	20,013	531,545
Kennedy-Wilson Holdings, Inc. - Senior Unsecured *	56,610	1,485,446
KKR Financial Holdings LLC - Series A Cumulative Preferred	59,412	1,580,359
LaSalle Hotel Properties - Series H Cumulative Preferred	60,544	1,537,515
Maiden Holdings Ltd. ^†	25,000	623,250
MFA Financial, Inc. - Series B Cumulative Preferred *	64,075	1,603,797
National General Holdings Corp. - Series B Non-Cumulative Preferred	45,965	1,168,430
National General Holdings Corp. - Subordinated	99,550	2,421,056
Northstar Realty Finance Corp. - Series C Cumulative Preferred *	170,788	4,004,979
Northstar Realty Finance Corp. - Series D Cumulative Preferred	147,899	3,352,870
Northstar Realty Finance Corp. - Series E Cumulative Preferred *	295,069	6,736,425
Pebblebrook Hotel Trust - Series A Cumulative Preferred *	89,863	2,313,074
Pebblebrook Hotel Trust - Series B Cumulative Preferred *	44,059	1,153,465
Pennsylvania Real Estate Investment Trust - Series A Cumulative Preferred *	134,148	3,471,750
Resource Capital Corp. - Series B Cumulative Preferred	41,000	699,050
Resource Capital Corp. - Series C Cumulative Preferred *	190,942	3,436,956
Retail Properties of America, Inc. - Series A Cumulative Preferred *	81,882	2,087,991
Summit Hotel Properties - Series A Cumulative Preferred *	42,722	1,120,171
Summit Hotel Properties - Series C Cumulative Preferred	7,586	195,719
VEREIT, Inc. - Series F Cumulative Preferred *	242,312	6,011,761
WP Glimcher, Inc. - Series H Cumulative Preferred *	67,575	1,729,920
		102,734,701

	Industrials - 0.4%
	Diana Shipping, Inc. - Senior Unsecured †	30,000	505,500
	Diana Shipping, Inc. - Series B Cumulative Preferred †	17,659	260,470
			765,970
	Telecommunication Services - 0.7%
	United States Cellular Corp. ^	65,000	1,627,600
	TOTAL PREFERRED STOCKS (Cost $112,797,896)		110,699,412

		Principal
		Amount
	CONVERTIBLE BONDS - 1.3%
	Financials - 1.3%
	Resource Capital Corp., 6.000%, 12/01/2018	3,000,000	2,857,500
	TOTAL CONVERTIBLE BONDS (Cost $2,724,655)		2,857,500

	CORPORATE BONDS - 0.5%
	Deutsche Bank AG, 7.500%, 12/29/2049 +†	600,000	581,433
	The Bank Of New York Mellon Corp., 4.950%, 12/29/2049 +	500,000	496,250
	TOTAL CORPORATE BONDS (Cost $1,100,002)		1,077,683

		Contracts
	PURCHASED OPTIONS - 0.0%
	Put Options - 0.0%
	Diana Shipping, Inc.
	Expiration: December 2015, Exercise Price: $6.00	500	60,000
	TOTAL PURCHASED OPTIONS (Cost $42,791)		60,000
	TOTAL INVESTMENTS (Cost $212,323,099) - 96.0%		208,410,140
	Other Assets in Excess of Liabilities - 4.0%		8,742,917
	TOTAL NET ASSETS - 100.0%		$217,153,057

	Percentages are stated as a percent of net assets.

^	Non-income producing.
+	Variable Rate Security. The rate shown represents the rate at November 30, 2015.
†	U.S. traded security of a foreign issuer or corporation.
*	All or a portion of the security has been segregated for open short positions.
~	Illiquid security; a security may be considered illiquid if it lacks a readily available market. As of
	November 30, 2015, the value of these securities was $8,616,297 or 3.97% of total net assets.

	The Global Industry Classification Standard (GICS®) was developed by and/or is the
	exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").
	GICS is a service mark of MSCI and S&P and has been licensed for use by US Bancorp
	Fund Services, LLC.

Orinda Income Opportunities Fund
Schedule of Securities Sold Short
November 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS - 0.3%
Energy - 0.3%
Kinder Morgan, Inc.	25,000	$589,250
TOTAL COMMON STOCKS (Proceeds $826,594)		589,250

REITS - 0.8%
Financials - 0.8%
Resource Capital Corp.	70,405	886,399
Starwood Property Trust, Inc.	45,200	918,916
TOTAL REITS (Proceeds $1,906,973)		1,805,315
TOTAL SECURITIES SOLD SHORT (Proceeds $2,733,567) - 1.1%		$2,394,565

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").
GICS is a service mark of MSCI and S&P and has been licensed for use by US Bancorp
Fund Services, LLC.

Federal Income Tax Information
The cost basis of investments for federal income tax purposes at November 30, 2015 was as follows:

		Vivaldi Orinda	Vivaldi Orinda	Orinda
		Hedged Equity*	Macro Opps*	Income Opps*

	Cost of investments	$18,708,647	$23,068,391	$212,858,422
	Gross unrealized appreciation	1,579,453	1,018,248	5,058,677
	Gross unrealized depreciation	(1,773,331)	(872,464)	(9,506,959)
	Net unrealized appreciation (depreciation)	$(193,878)	$145,784	$(4,448,282)

*The above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Summary of Fair Value Measurements at November 30, 2015 (Unaudited)
The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 -	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 -	Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or
	indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar
	instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 -	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the
	Funds' own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be
	based on the best information available.

Following is a description of the valuation techniques applied to the Funds' major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities - Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, exchange-traded funds, closed-end mutual funds and real estate investment trusts (REITs), that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.
Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Investment Companies – Investments in open-end mutual funds, including money market funds, are generally priced at their net asset value per share provided by the service agent of the Funds and will be classified in level 1 of the fair value hierarchy.

Exchange-Traded Notes – Investments in exchange-traded notes are actively traded on a national securities exchange and are valued based on the last sales price from the exchange and are categorized in level 1 of the fair value hierarchy.

Derivative Instruments – Listed derivatives, including options, rights, warrants and futures that are actively traded are valued based on quoted prices from the exchange and are categorized in level 1 of the fair value hierarchy.

Short-Term Debt Securities - Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices. To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The Board of Trustees (“Board”) has delegated day-to-day valuation issues to a Valuation Committee of Advisors Series Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Funds’ administrator. The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board. These procedures consider many factors, including the type of security, size of holding, trading volume and news events. All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value heirarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the fair valuation hierarchy of the Hedged Equity Fund's securities as of November 30, 2015:

Vivaldi Orinda Hedged Equity Fund
	Level 1	Level 2	Level 3	Total

Common Stock
Consumer Discretionary	$4,659,192	$-	$-	$4,659,192
Consumer Staples	1,508,843	-	-	1,508,843
Energy	223,731	-	-	223,731
Financials	3,416,206	-	-	3,416,206
Health Care	1,859,370	-	-	1,859,370
Industrials	1,253,239	-	-	1,253,239
Information Technology	2,258,806	-	-	2,258,806
Materials	712,761	-	-	712,761
Telecommunication Services	213,677	-	-	213,677
Total Common Stock	16,105,825	-	-	16,105,825
Convertible Bonds	-	947,756	-	947,756
Exchange-Traded Funds	300,120	-	-	300,120
Closed-End Mutual Funds	1,137,268	-	-	1,137,268
Purchased Options
Put Options	23,800	-	-	23,800
Total Purchased Options	23,800	-	-	23,800
Total Investments in Securities	$17,567,013	$947,756	$-	$18,514,769
Securities Sold Short	$4,125,754	$-	$-	$4,125,754
Written Options
Call Options	$5,994	$625	$-	$6,619
Put Options	4,446	-	-	4,446
Total Written Options	$10,440	$625	$-	$11,065

Refer to the Fund's Schedule of Investments for a detailed breakout of securities. Transfers between levels are recognized at November 30, 2015, the end of the reporting period. The Hedged Equity Fund recognized no transfers to/from level 1 or level 2. The Hedged Equity Fund held one level 3 security but the warrants held no value at November 30, 2015.

The following is a reconciliation of the Vivaldi Orinda Hedged Equity Fund's level 3 investments for which significant unobservable inputs were used in determining fair value.
		Investments in Securities, at value
		Securities Sold Short
Balance as of February 28, 2015		$(234)
Accrued discounts/premiums		-
Realized gain/(loss)		25,026
Change in unrealized appreciation/(depreciation)		(25,236)
Purchases		-
Cover Buy		444
Transfers in and/or out of level 3		-
Balance as of November 30, 2015		$-

As of November 3, 2015, the Valuation Committee has priced the securities as of the last trade price. Since the securities' fair value utilized significant unobservable inputs due to the lack of available market data, the securities are categorized as level 3 of the fair value hierarchy.

The following is a summary of the fair valuation hierarchy of the Macro Opportunities Fund's securities as of November 30, 2015:

Vivaldi Orinda Macro Opportunities Fund
	Level 1	Level 2	Level 3	Total

Common Stock
Consumer Discretionary	$2,852,530	$-	$-	$2,852,530
Consumer Staples	933,114	-	-	933,114
Energy	662,206	-	-	662,206
Financials	3,729,734	-	-	3,729,734
Health Care	3,104,603	-	-	3,104,603
Industrials	1,663,709	-	-	1,663,709
Information Technology	4,967,193	-	-	4,967,193
Materials	1,337,469	-	-	1,337,469
Total Common Stock	19,250,558	-	-	19,250,558
REITs	1,211,707	-	-	1,211,707
Convertible Bonds	546,244	-	-	546,244
Exchange-Traded Funds	771,327	-	-	771,327
Closed-End Mutual Funds	776,679	-	-	776,679
Purchased Options
Call Options	-	57,620	-	57,620
Put Options	67,700	532,340	-	600,040
Total Purchased Options	67,700	589,960	-	657,660
Total Investments in Securities	$22,624,215	$589,960	$-	$23,214,175
Securities Sold Short	$10,186,658	$-	$-	$10,186,658
Written Options
Call Options	$375	$-	$-	$375
Total Written Options	$375	$-	$-	$375
Other Financial Instruments*
Long Futures Contracts	$(2,334)	$-	$-	$(2,334)
Short Futures Contracts	$26,879	$-	$-	$26,879
Total Other Financial Instruments	$24,545	$-	$-	$24,545

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, which are presented at the unrealized appreciation (depreciation) on the instrument.

Transfers into Level 1		$-
Transfers out of Level 1		$(34,333)
Net transfers in and/or out of Level 1		$(34,333)

Transfers into Level 2		$34,333
Transfers out of Level 2		$-
Net transfers in and/or out of Level 2		$34,333

Refer to the Fund's Schedule of Investments for a detailed breakout of securities. Transfers between levels are recognized at November 30, 2015, the end of the reporting period. The Macro Opportunities Fund transferred $34,333 from level 1 to level 2 at November 30, 2015 because the securities were priced at the mean between the bid and ask spread. There were no level 3 securities held in the Macro Opportunities Fund on November 30, 2015.

The following is a summary of the fair valuation hierarchy of the Income Opportunities Fund's securities as of November 30, 2015:

Orinda Income Opportunities Fund
	Level 1	Level 2	Level 3	Total

Common Stock
Consumer Discretionary	$2,614,760	$-	$-	$2,614,760
Financials	522,923	-	-	522,923
Total Common Stock	3,137,683	-	-	3,137,683
REITs	82,334,443	2,379,847	-	84,714,290
Convertible Preferred Stocks	4,812,149	1,051,423	-	5,863,572
Preferred Stocks	106,038,993	4,660,419	-	110,699,412
Convertible Bonds	-	2,857,500	-	2,857,500
Corporate Bonds	-	1,077,683	-	1,077,683
Purchased Options
Put Options	$60,000	$-	$-	$60,000
Total Purchased Options	$60,000	$-	$-	$60,000
Total Investments in Securities	$196,383,268	$12,026,872	$-	$208,410,140
Securities Sold Short	$2,394,565	$-	$-	$2,394,565

Transfers into Level 1	$9,240,980
Transfers out of Level 1	$(2,588,938)
Net transfers in and/or out of Level 1	$6,652,042

Transfers into Level 2	$2,588,938
Transfers out of Level 2	$(9,240,980)
Net transfers in and/or out of Level 2	$(6,652,042)

Refer to the Fund's Schedule of Investments for a detailed breakout of securities. Transfers between levels are recognized at November 30, 2015, the end of the reporting period. The Income Opportunities Fund transferred $9,240,980 from level 2 to level 1 because these securities were now being priced at the official close. The Income Opportunities Fund transferred $2,588,938 from level 1 to level 2 at November 30,
2015 because the securities were priced at the mean between the bid and ask spread. There were no level 3 securities held in the Income
Opportunities Fund as of November 30, 2015.

In May 2015, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2015-07 “Disclosure for
Investments in Certain Entities that Calculate Net Asset Value (“NAV”) per Share (or its equivalent).” The amendments in ASU No. 2015-07 remove the requirement to categorize within the fair value hierarchy investments measured using the NAV practical expedient. The ASU also removes certain disclosure requirements for investments that qualify, but do not utilize, the NAV practical expedient. The amendments in the
ASU are effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. Management is currently evaluating the impact these changes will have on the Funds’ financial statements and related disclosures.

Derivatives Transactions
The Funds may use derivatives for different purposes, such as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The various derivative instruments that the Funds may use are options, futures, swaps, and forward foreign currency contracts, among others. The Funds may also use derivatives for leverage, in which case their use would involve leveraging risk. The Funds' use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks, such as liquidity risk, interest rate risk, market risk, credit risk and management risk. A fund that invests in a derivative instrument could lose more than the principal amount invested.

The Funds have adopted the disclosure provisions of FASB Accounting Standard Codification 815, Derivatives and Hedging (“ASC 815”). ASC 815
requires enhanced disclosures about the Funds' use of, and accounting for, derivative instruments and the effect of derivative instruments on the Funds'
results of operations and financial position. Tabular disclosure regarding derivative fair value and gain/loss by contract type (e.g., interest rate contracts, foreign exchange contracts, credit contracts, etc.) is required and derivatives accounted for as hedging instruments under ASC 815 must be disclosed separately from those that do not qualify for hedge accounting. Even though the Funds may use derivatives in an attempt to achieve an economic hedge, the Funds' derivatives are not accounted for as hedging instruments under ASC 815 because investment companies account for their derivatives at fair value and record any changes in fair value in current period earnings.

Average Balance Information
The average monthly market values of purchased and written options during the period ended November 30, 2015 for the Hedged Equity Fund were $37,369 and $14,730, respectively.

The average monthly market values of purchased and written options during the period ended November 30, 2015 for the Macro Opportunities
Fund were $285,388 and $2,249, respectively. The average monthly notional amounts of long and short futures contracts during the period ended
November 30, 2015 were $809,849 and $4,883,222 respectively.

The average monthly market value of purchased options during the period ended November 30, 2015 for the Income Opportunities
Fund was $12,000.

Vivaldi Orinda Hedged Equity Fund
Transactions in written options contracts for the period ended November 30, 2015 are as follows:
		Premiums
	Contracts	Received
Beginning Balance	-	$ -
Options written	(504)	(69,385)
Options closed	284	39,146
Options exercised	-	-
Options expired	59	9,573
Outstanding at November 30, 2015	(161)	$ (20,666)

Vivaldi Orinda Macro Opportunities Fund
Transactions in written options contracts for the period ended November 30, 2015 are as follows:
		Premiums
	Contracts	Received
Beginning Balance	-	$ -
Options written	(290)	(33,826)
Options closed	116	15,271
Options exercised	-	-
Options expired	99	13,361
Outstanding at November 30, 2015	(75)	$ (5,194)

Values of Derivative Instruments as of November 30, 2015 for the Vivaldi Orinda Hedged Equity Fund:

	Assets		Liabilities
Derivatives not accounted for as hedging instruments under ASC 815	Location	Fair Value	Location	Fair Value
Equity Contracts - Options	Investments, at fair value	$ 23,800	Options written, at value	$ 11,065
Total		$ 23,800		$ 11,065

Values of Derivative Instruments as of November 30, 2015 for the Vivaldi Orinda Macro Opportunities Fund:

	Assets		Liabilities
Derivatives not accounted for as hedging instruments under ASC 815	Location	Fair Value	Location	Fair Value
Equity Contracts - Options	Investments, at fair value	$ 657,660	Options written, at value	$ 375
Commodity Contracts - Futures*	Net Assets - unrealized depreciation on futures contracts	$ (2,334)	N/A	-
Foreign Exchange Contracts - Futures*	Net Assets - unrealized appreciation on futures contracts	$ 37,852	N/A	-
Interest Rate Contracts - Futures*	Net Assets - unrealized depreciation on futures contracts	$ (10,973)	N/A	-
Total		$ 682,205		$ 375
*Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Futures Contracts.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)* /s/ Douglas G. Hess
                                             Douglas G. Hess, President

Date 1/26/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Douglas G. Hess
                                             Douglas G. Hess, President

Date 1/26/2016

By (Signature and Title)* /s/ Cheryl L. King
                                             Cheryl L. King, Treasurer

Date 1/26/2016

* Print the name and title of each signing officer under his or her signature.